Income tax expense	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
13. Income tax expense

NXT periodically earns revenues while operating outside of Canada as a non-resident within certain foreign jurisdictions. Payments made to NXT for services rendered to clients in such countries may be subject to foreign withholding taxes, which are only recoverable in certain circumstances. For the year ended December 31, 2014, NXT recorded foreign withholding taxes of $nil (2013 - $399,546 and 2012 - $426,421) on a portion of its revenues that were generated on international projects. Although such foreign taxes incurred can potentially be utilized in Canada as a foreign tax credit against future taxable earnings from the foreign jurisdictions, a full valuation allowance has been provided against this benefit.

Income tax expense is different from the expected amount that would be computed by applying the statutory Canadian federal and provincial income tax rates to NXT's income (loss) before income taxes as follows:

	2014	2013	2012
Net income (loss) before income taxes	$(1,563,361)	$(4,942,015)	$2,489,149
Canadian statutory income tax rate	25.00%	25.00%	25.00%
Income tax (recovery) at statutory income tax rate	(390,840)	(1,235,504)	622,287
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	176,719	157,993	12,149
Revaluation of US$ Warrants	10,700	342,875	-
Foreign exchange adjustment on USA losses	(185,093)	(131,771)	42,389
Other	1,474	(4,428)	(2,148)
	(387,040)	(870,835)	674,677
Change in valuation allowance	387,040	870,835	(674,677)
Income taxes paid in foreign jurisdictions	-	399,546	426,421
Current income tax expense	-	399,546	426,421

The Company has significant unrecorded deferred income tax assets for which a full valuation allowance has been provided due to uncertainty regarding their potential future utilization, as follows:

	2014	2013	2012
Net operating losses carried forward:
Canada (expiration dates 2015 to 2034)	$4,236,318	$4,005,683	$3,269,542
USA (expiration dates 2020 to 2026)	2,225,150	2,040,056	1,908,285
Timing differences on property & equipment and financing costs	2,106,780	2,135,468	2,132,545
	8,568,247	8,181,207	7,310,372
Less valuation allowance	(8,568,247)	(8,181,207)	(7,310,372)